Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of presentation

Ur-Energy Inc. was incorporated on March 22, 2004 under the laws of the Province of Ontario. The Company continued under the Canada Business Corporations Act on August 8, 2006. These financial statements have been prepared by management in accordance with United States generally accepted accounting principles (“US GAAP”) and include all of the assets, liabilities and expenses of the Company and its wholly-owned subsidiaries Ur-Energy USA Inc., NFU Wyoming, LLC, Lost Creek ISR, LLC, NFUR Bootheel, LLC, Hauber Project LLC and NFUR Hauber, LLC. All inter-company balances and transactions have been eliminated upon consolidation. Ur-Energy Inc. and its wholly-owned subsidiaries are collectively referred to herein as the “Company.”

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates management makes in the preparation of these financial statements relate to potential impairment in the carrying value of the Company’s mineral properties and equity investments, fair value of stock based compensation and recoverability of future income taxes. Actual results could differ from those estimates.

Cash and cash equivalents

Cash equivalents are investments in guaranteed investment certificates, certificates of deposit and money market accounts which have a term to maturity at the time of purchase of ninety days or less and which are readily convertible into cash.

Short-term investments

Short-term investments are composed of guaranteed investment certificates and certificates of deposit which have a term to maturity at the time of purchase in excess of ninety days and less than one year. These investments are readily convertible into cash.

Restricted cash

Cash which is restricted contractually or which secures various instruments including surety bonds and letters of credit securing reclamation obligations is shown as restricted cash. It is reflected as a current or non-current asset based upon when it is anticipated to be released.

Mineral properties

Acquisition costs of mineral properties are capitalized. When production is attained, these costs will be amortized over the estimated productive life of the property. If properties are abandoned or sold, they are written off. If properties are considered to be impaired in value, the costs of the properties are written down to their estimated fair value at that time.

Exploration costs

Exploration and evaluation expenses consist of labor and associated costs of the exploration geology department as well as land holding and exploration costs including drilling and analysis on properties which have not reached the permitting or operations stage. Development expense relates to the Company’s Lost Creek and LC East projects which are more advanced in terms of permitting and development. Exploration, evaluation and development expenditures, including annual exploration lease and maintenance fees, are charged to earnings as incurred.

Management considers that a mineral property is commercially mineable when it can be legally mined, as indicated by the receipt of key permits. Development expenditures incurred subsequent to the receipt of key permits are capitalized and amortized based on the expected life of the mineral property.

Construction in progress

Construction in progress consists of costs associated with the construction of the Lost Creek facility. It includes design, engineering, site preparation, wellfield costs, plant construction and related asset retirement obligation assets. The costs will not be depreciated until the facility is complete and production has begun at which time it will be depreciated over the estimated life of the facility.

Capital assets

Capital assets are initially recorded at cost and are then depreciated using a modified declining balance method which converts to straight line depreciation when more appropriate using the following lives: software – three years; computers, field vehicles and field equipment – five years; office furniture – seven years.

Equity investments

Investments in which the Company has a significant influence are accounted for using the equity method, whereby the Company records its proportionate share of the investee’s income or loss.

Impairment of long-lived assets

The Company assesses the possibility of impairment in the net carrying value of its long-lived assets when events or circumstances indicate that the carrying amounts of the asset or asset group may not be recoverable. When potential impairment is indicated, management calculates the estimated undiscounted future net cash flows relating to the asset or asset group using estimated future prices, recoverable resources, and operating, capital and reclamation costs. When the carrying value of an asset exceeds the related undiscounted cash flows, the asset is written down to its estimated fair value, which is determined using discounted future cash flows or other measures of fair value. Management’s estimates of mineral prices, mineral resources, foreign exchange, production levels and operating capital and reclamation costs are subject to risk and uncertainties that may affect the determination of the recoverability of the long-lived asset. It is possible that material changes could occur that may adversely affect management’s estimates.

Asset retirement obligation

Various federal and state mining laws and regulations require the Company to reclaim the surface areas and restore underground water quality for its mine projects to the pre-existing mine area and average water quality after the completion of mining. The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and/or normal use of the assets. Asset retirement obligations consist of estimated final well closures, plant closure and removal and associated ground reclamation costs to be incurred by the Company in the future. The estimated fair value of the asset retirement obligation is based on the current cost escalated at an inflation rate and discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life. The liability accretes until the Company settles the obligation.

For exploration and development properties, future reclamation and remediation costs are accrued based on management's best estimate at the end of each period of the costs expected to be incurred at each project. Such estimates are determined by the Company's engineering studies calculating the cost of future surface and groundwater activities. These liabilities are not capitalized as they relate to non-producing properties, nor is a discount applied as it is anticipated that these expenses will be incurred in the immediate future as a part of the drilling permit requirements.

Stock-based compensation

All stock-based compensation payments made to employees, directors and consultants are accounted for in the financial statements. Stock-based compensation cost is measured at the grant date based on the fair value of the reward and is recognized over the related service period. Stock-based compensation cost is charged to construction, exploration and evaluation, development, and general and administrative expense on the same basis as other compensation costs.

Foreign currency translation

The functional currency of the Company is currently considered to be the Canadian dollar. Monetary assets and liabilities denominated in currencies other than the Canadian dollar are translated using the exchange rate in effect at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at the average rates of exchange in effect for the accounting period the assets were acquired or obligations incurred. Expenses are translated at the average exchange rates in effect for the accounting period the transaction is entered into. Translation gains or losses are included in the determination of income or loss in the statement of operations in the period in which they arise.

Income taxes

The Company accounts for income taxes under the asset and liability method which requires the recognition of future income tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities. The Company provides a valuation allowance on net future tax assets unless it is more likely than not that such assets will be realized.

Loss per common share

Basic loss per common share is calculated based upon the weighted average number of common shares outstanding during the period. The diluted loss per common share, which is calculated using the treasury stock method, is equal to the basic loss per common share due to the anti-dilutive effect of stock options, restricted share units and share purchase warrants outstanding.

Classification of financial instruments

The Company’s financial instruments consist of cash and cash equivalents, short-term investments, marketable securities, amounts receivable, restricted cash, deposits, accounts payable and accrued liabilities and notes payable. The Company has made the following classifications for these financial instruments:

•	Marketable securities are classified as “held for trading” and are measured at fair value at the end of each period with any resulting gains and losses recognized in operations.
•	Cash and cash equivalents, short term investments, amounts receivable, restricted cash and deposits are classified as “loans and receivables” and are recorded at amortized cost. Interest income is recorded using the effective interest rate method and is included in income for the period.
•	Accounts payable and accrued liabilities and notes payable are classified as “other financial liabilities” and are measured at amortized cost.